FINANCIAL RISK MANAGEMENT - Commodity Price Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item $ / Mcf $ / bbl	Dec. 31, 2017 USD ($)
FINANCIAL RISK MANAGEMENT
Number of types of market risk | item	3
Commodity price risk
FINANCIAL RISK MANAGEMENT
Sensitivity analysis assumptions movement in crude oil prices | $ / bbl	10
Sensitivity analysis assumptions movement in natural gas prices | $ / Mcf	0.50
Commodity price appreciation risk
FINANCIAL RISK MANAGEMENT
Sensitivity analysis assumptions movement in crude oil prices | $ / bbl	10
Sensitivity analysis assumptions movement in natural gas prices | $ / Mcf	0.50
Oil - Effect on profit before tax	$ (26,507)	$ (14,287)
Gas - Effect on profit before tax	$ (3,570)	(1,254)
Commodity price depreciation risk
FINANCIAL RISK MANAGEMENT
Sensitivity analysis assumptions movement in crude oil prices | $ / bbl	10
Sensitivity analysis assumptions movement in natural gas prices | $ / Mcf	0.50
Oil - Effect on profit before tax	$ 41,937	15,961
Gas - Effect on profit before tax	$ 3,540	$ 1,504